FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative liability	$ 2,572,376	$ 1,243,788	$ 0
Fair Value, Inputs, Level 1 [Member]
Derivative liability
Fair Value, Inputs, Level 2 [Member]
Derivative liability
Fair Value, Inputs, Level 3 [Member]
Derivative liability	$ 2,572,376